Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 2,352.39
Total Fee Amount	2,352.39
Total Transaction Valuation	16,937,673.68
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A